Business Combinations (Details) - Schedule of purchase price allocation - USD ($)	1 Months Ended	3 Months Ended					12 Months Ended
	Dec. 31, 2021	Jun. 22, 2022	Mar. 22, 2022	Feb. 09, 2022	Jan. 20, 2022	Mar. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Purchase Price Allocation Abstract
Cash and cash equivalents	$ 28,148	$ 38,342	$ 2,187	$ 21,038	$ 12,500	$ 24,276		$ 28,148
Current liabilities	(68,882)			(92,350)	(13,184)	(58,297)		(68,882)
Loss for the year	16,041						$ (18,666,058)	(5,491,654)	$ (3,142,255)
Additional paid in capital	12,720							12,720
Trade and other receivables	4,939,568	1,656,550	896,327				5,400,186	4,939,568
Inventories		562,768	1,411,893
Other current assets	11,973		85,338	4,162		32,250		11,973
Other non-current assets	345,586	203,765	23,566				447,322	345,586
Property, plant and equipment		20,488	2,055,610
Intangible assets		1,593,398	1,592,783
Trade and other payables		(1,536,547)	(4,156,649)
Other current liabilities	$ (619,301)	(145,026)	(163,785)				$ (398,136)	$ (619,301)
Goodwill		411,862	1,867,009	70,355	685	329,534
Total purchase price		$ 2,805,600	$ 3,614,279	$ 3,205	$ 1	$ 327,763